General Information	6 Months Ended
Jun. 30, 2022
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION:

Eco Wave Power Global AB (publ) (”the Parent Company” or together with its subsidiaries ”the Company”) is a Swedish public limited company formed on March 27, 2019 and registered at the Swedish Companies Registration Office on April 17, 2019. The Company’s American Depositary Shares (“ADSs”) are traded on the Nasdaq Capital Market in the United States. The Company’s corporate identity number is 559202-9499 and its address is Strandvägen 7A, 114 56 Stockholm, Sweden. Unless expressly indicated otherwise, all amounts are shown in thousands of U.S. dollars (”USD”).

In July 2021 the Company completed an underwritten public offering of ADSs. The ADSs began trading on Nasdaq on July 1, 2021.

On May 30, 2022 Nasdaq First North Growth Market Stockholm has accepted the Company’s application to delist its common shares. The last day of trading for the Company’s common shares on Nasdaq First North was June 13, 2022. As a result, since June 14, 2022 the company’s securities trade exclusively on the Nasdaq Capital Market in the United States in the form of American Depositary Shares (“ADSs”)